OPERATING EXPENSES (Details Narrative)	12 Months Ended
Dec. 31, 2019 USD ($)
Accrued expenses	$ 32,000
General and Administrative	417,407
Shares to be issued [Member]
Operating expenses paid by related party	$ 254,515